Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments and Risk Management [Abstract]
Schedule of carrying amount of financial assets represents the maximum credit exposure
	December 31, 2022	December 31, 2021*

Cash and Cash Equivalents	295	6,034
Restricted deposit	142	163
Trade receivables	593	507
Loan to major shareholder, net	230	-
Total	1,260	6,704

Schedule of sensitivity analysis
Assets		December 31, 2022
	NIS	AUD	RMB	Total

Cash and cash equivalents	54		23	77
Restricted deposit	142	-	-	142
Loan to major shareholder, net	230			230
Accounts receivable other	52			52
	478		23	501

Liabilities
	NIS	AUD	RMB	Total
Trade and other payables	680	30	4	714
Loans	119	-	-	119
Loan from major shareholder	765			765
Obligation under operating leases	144			144
Derivative liabilities	-	11	-	11
	1,708	41	4	1,753
Net	(1,230)	(41)	19	(1,252)

Assets		December 31, 2021
	NIS	AUD	RMB	Total
Cash and cash equivalents	116	5	35	156
Restricted deposit	10	-	-	10
	126	5	35	166

Liabilities
	NIS	AUD	RMB	Total
Trade and other payables	410	23	20	453
Loans	89		-	89
Derivative liabilities	-	3	-	3
	499	26	20	545

Net	(373)	(21)	15	(379)

Schedule of sensitivity analysis
	December 31, 2022	December 31, 2021
Linked to NIS	(1,230)	(373)
	10%	10%
	(123)	(37)
Linked to AUD	(41)	(21)
	10%	10%
	(4)	(2)
Linked to RMB	19	15
	10%	10%
	2	2

Schedule of liquidity risks
	December 31, 2022	December 31, 2021

Trade payables	4,655	2,332
Loans (see also note 11)	197	215
Financial liability at fair value	-	648
Convertible Securities (see also note 8)	737	7,242
Derivative liabilities - warrants (see also note 13N)	618	1,261
Loan from major shareholder	765	-
Lease liabilities (see also note 14)	393	385
Total	7,365	12,083

Schedule of fair value of financial instrument
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
As of December 31, 2022
Derivative liabilities – warrants			(618)	(618)
Convertible securities			(737)	(737)
Total			(1,355)	(1,355)

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
As of December 31, 2021
Derivative liabilities – warrants	-	-	(1,261)	(1,261)
Convertible securities	-	-	(7,242)	(7,242)
Total	-	-	(8,503)	(8,503)

Schedule of derivative liability
Derivative liability
Derivative liability - warrants as of January 1, 2021	(359)
Issuance of financial instruments	(1,213)
Gain due to change in fair value of derivative liability	311
Derivative liability - warrants as of December 31, 2021	(1,261)
Issuance of financial instruments	(14,851)
Exercise of warrants	5,262
Gain due to change in fair value of derivative liability	10,232
Derivative liability - warrants as of December 31, 2022	(618)

Schedule of convertible securities
Convertible Securities
Convertible securities as of January 1, 2021	(194)
Issuance of convertible securities	(4,537)
Payments of convertible securities	536
Conversion of convertible securities to regular loan	630
Loss due to change in fair value of convertible securities	(3,677)
Convertible securities as of December 31, 2021	(7,242)
Payments of convertible securities	5,921
Gain due to change in fair value of convertible securities	1,321
Convertible securities as of December 31, 2022	-